CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (90,959)	$ (220,968)	$ (185,080)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,968	4,739	4,686
Amortization	390	519	862
Provision for inventory	587	806	2,493
Provision for (Reversal of) doubtful accounts and notes	9,038	30,465	45,328
Impairment charges on intangible assets	205	1,235	0
Impairment charges on goodwill	0	65,223	0
Impairment charges on property, plant and equipment	3,808	12,640	0
Impairment charges on project assets	4,041	13,844	10,853
Impairment charges on finance lease receivable	23,967	32,028	0
Impairment charges to costs in excess of billings	140	0	0
Loss on investment in affiliates	2,214	10,618	2,493
Share-based compensation expense	798	1,929	38,193
Loss on extinguishment of convertible bonds	(7,121)	0	0
Amortization of debt discount-convertible bonds	2,906	0	0
Change in fair value of derivative assets/liability	0	2,328	15,650
Loss on disposal of property, plant and equipment	33	684	71
Change in deferred taxes	(253)	(345)	188
Provision for losses on contracts	0	403	5,932
Loss on bankruptcy of Energiebau	282	0	0
Non-cash interest expense	11,242	2,337	5,042
Operating income from solar system subject to financing obligation	0	(1,419)	(1,103)
Tax penalty	9,670	0	0
Other non-cash expense	1,293	283	442
Changes in operating assets and liabilities
Accounts receivable	(11,490)	4,820	(86,369)
Accounts receivable, related party	(18)	0	0
Other receivable, noncurrent	0	(6,988)	(550)
Other receivable, related party	1,010	0	0
Notes receivable	(1,799)	660	(3,329)
Finance lease receivable	5,324	3,378	(13,379)
Finance lease receivable, noncurrent	(3,718)	(3,655)	(17,804)
Costs and estimated earnings in excess of billings on uncompleted contracts	0	1,800	41,316
Restricted cash related to operating activities	8,006	25,940	(34,608)
Project assets	(7,644)	12,998	21,657
Inventories	(4,240)	14,173	(7,996)
Prepaid expenses and other assets	2,693	(11,206)	(25,580)
Accounts payable	4,749	(3,624)	605
Accounts payable, related parties	311	(739)	(10,439)
Note payable	(2,650)	(31,651)	7,594
Advances from customers	14,187	(2,046)	1,773
Income taxes payable	54	(913)	312
Accrued liabilities and other liabilities	16,354	(7,320)	25,187
Other liabilities, related party	(12)	(6)	42
Net cash used in operating activities	(3,634)	(47,030)	(155,518)
Cash flows from investing activities:
Proceeds from repayment of interest bearing receivables	0	1,578	3,165
Proceeds from disposal of property, plant and equipment	39	0	0
Proceeds from sale and leaseback transaction	0	20,164	0
Proceeds from disposal of investment in affiliates	0	5,440	0
Investment in affiliates	0	(3,487)	(33,390)
Acquisitions of property, plant and equipment	(689)	(33,927)	(22,212)
Acquisitions of project assets	0	(631)	(22,740)
Prepayment for acquisitions of subsidiaries and project assets	0	0	(7,693)
Proceeds from uplift of bank deposit with maturity over three months upon maturity	0	0	14,175
Acquisitions of subsidiaries, net of cash acquired	43	(2,254)	(5,344)
Acquisition of short-term investments	0	0	(31,442)
Decrease of cash due to deconsolidation of Sinsin (Note 4)	(2,679)	0	0
Placement of bank deposit with maturity over three months	0	0	(5,323)
Proceeds from disposal of short-term investments	0	0	58,796
Net cash used in investing activities	(3,286)	(13,117)	(52,008)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	5,760	5,049	62,029
Proceeds from line of credit and loans payable	34,999	58,802	254,608
Proceeds from loans on solarbao platform	84,368	180,962	129,830
Decrease/(increase) in restricted cash	0	48,192	(48,032)
Proceeds from issuance of convertible bonds	0	0	20,000
Repayments of line of credit and loans payable	(36,406)	(139,957)	(196,184)
Principal payments on loans payable and capital lease obligations	(1,827)	(472)	0
Repayment of loans on solarbao platform	(81,098)	(170,395)	(89,115)
Net cash (used in) generated from financing activities	5,796	(17,819)	133,136
Effect of exchange rate changes on cash	(477)	20	(26)
(Decrease)/increase in cash and cash equivalents	(1,601)	(77,946)	(74,416)
Cash and cash equivalents at beginning of year	4,178	82,124	156,540
Cash and cash equivalents at end of year	2,577	4,178	82,124
Supplemental cash flow information:
Interest paid	4,270	5,798	2,753
Income tax paid	570	0	0
Non-cash activities:
Debt forgiveness from related party (Note 29) and non-controlling interests	0	0	17,818
Netting off balance due to/from third party	20,446	0	548
Reclassification from costs and estimated earnings in excess of billings on uncompleted contracts to accounts receivable	18,056	0	0
Interest capitalized to project assets	2,478	0	0
Derecognition of Project Aerojet (Note 11)	754	0	0
Coupons issued to settle accounts payable (Note 2(r))	$ 0	2,010	10,942
Common Stock issued to acquire project assets		0	5,500
Common Stock issued to acquire subsidiaries		0	23,845
Common Stock issued to settle payable		0	726
Sales and leaseback arrangements to settle accounts receivable		$ 36,777	$ 10,806